Research Funding Agreement - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 06, 2018	May 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Silverstein Foundation | Funding Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Upfront sum of funding amount	$ 500,000
Amounts received for qualifying expenses incurred recorded as reduction of research and development expense					$ 500,000
National Institute of Health
Research And Development Arrangement Contract To Perform For Others [Line Items]
Grant term		5 years
Grant receivable		$ 1,500,000
Qualifying expenses			$ 300,000	$ 41,000
Amounts received for qualifying expenses incurred recorded as other current assets			0	61,000
National Institute of Health | Funding Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Qualifying expenses			$ 300,000	$ 100,000